Impairments and other write-ofs Impairments and other write-offs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairments and other write-offs [Abstract]
European resorts held for sale (lower of cost or net realizable value)			$ 494	$ 670	$ 2,319
European resorts held for sale (lower of cost or net realizable value)	79	(11)	1,009	1,572	3,330
Intangible assets associated with an unprofitable European golf course			213	0	0
Abandoned information technology projects previously capitalized			183	362	0
Slow moving consumables inventory			119	192	0
Unrecoverable deposits on open market purchases of Vacation Interest Points			0	181	0
Slow moving consumables inventory			0	0	942
Other			$ 0	$ 167	$ 69